Note 17 - Investment in Joint Venture and Other Investment	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

17. Investment in Joint Venture and Other Investment

On March 25, 2010, the Company entered into a partnership (the “Joint Venture”) with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC. Eton Park’s investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône’s investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP. Euromar LLC will acquire, maintain, manage, operate and dispose of shipping vessels. Pursuant to the terms of the Joint Venture, the Company may invest up to $25.0 million for a 14.286% interest in the Joint Venture, while Eton Park and Rhône may each invest up to $75.0 million for a 42.857% interest in the Joint Venture each, for a total of $175 million. After March 25, 2012, Eton Park and Rhône have the option to convert part or all of their holdings in the Company’s stock at a conversion ratio based on the ratio of the net asset market values of the Company and the Joint Venture, or the ratio of the Company’s market value multiplied by 0.925 and the net asset market value of the Joint Venture whichever is to the advantage of the Company. No conversion can take place if any of the net asset market values are negative. Management of the vessels and various administrative services pertaining to the vessels are performed by the Manager and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned $240,000 in 2015, 2014 and 2013. These amounts are recorded in “Related party revenue” under “Revenues”.

In March 2013, the Company contributed $6,250,000 and as of December 31, 2013, the Company had contributed $25.0 million. No new contributions were made in 2014 and 2015. The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner, it is considered to have significant influence in the operations and management of Euromar LLC (see “Significant Accounting Policies” – Note 2). The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”. The Company’s share of the results of operations of the Joint Venture amounted to a loss of $2.0 million, $2.5 million and $2.2 million for the years 2013, 2014 and 2015, respectively.

Summarized financial information for the Joint Venture is as follows:

	2013	2014	2015

Current assets	11,207,156	9,520,607	11,880,202
Non current assets	268,669,047	252,531,888	223,366,979
Current liabilities	4,079,748	16,194,148	116,207,106
Non current liabilities	127,350,355	115,181,837	3,495,007
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	27,510,792	31,663,989	34,419,758
Net revenue	26,163,274	30,269,066	33,114,016
Operating loss	(7,313,783)	(11,058,601)	(7,912,039)
Net loss	(14,106,082)	(17,798,476)	(15,108,751)

On October 15, 2013 by and among the Company, Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP, a Contribution Agreement was signed. Under this agreement Euroseas agreed to deposit an amount of $5,000,000 into an escrow account (“Escrowed Funds”) controlled by Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP which can distribute part or all of the funds to Euromar LLC until December 31, 2018. With the distribution of the Escrowed Funds, Euromar LLC will issue to the Company (or a subsidiary thereof) units representing a preferred membership interest in Euromar LLC (each, a “Preferred Unit”) in respect of the Escrowed Funds based on the following ratio: one Preferred Unit in exchange for each $1,000 of the Escrowed Cash, or 5,000 Preferred Units in total (assuming $5 million of Escrowed Cash). The Company is entitled to a “payment-in-kind” dividend at a rate of 19% per year compounded annually from the date of issuance. Euromar LLC can return any undistributed Escrowed Funds to the Company after the second anniversary of the agreement while after the fifth anniversary any undistributed Escrowed Funds will be returned to the Company and Preferred Units will be issued by Euromar LLC for any accrued dividends at the time. Euroseas recorded an accrued dividend income of $196,196, $987,604 and $1,212,938 for the years ended December 31, 2013, 2014 and 2015, respectively. This amount is recorded in the “Consolidated statements of operations” as “Investment Income” under “Other Income / (expenses)”.

In USD	Other Investment
Balance, January 1, 2014	5,196,196

Total gain for period included in Investment income	987,604
Balance, December 31, 2014	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738

Euromar LLC has two of its credit facilities maturing in August and October 2016 requiring final payments of $63.01 million and $23.45 million, respectively. Euromar LLC is in negotiations with the banks and expects to successfully restructure its credit facilities. If Euromar does not succeed in refinancing these payments, it might be forced to liquidate part or all of its assets in order to meet its debt obligations. If such liquidation were to occur at present market values which are below the carrying amounts of Euromar LLC’s vessels, it would result in Euromar recording losses on the sale of the vessels. In such a case, our equity investment in Euromar would suffer a partial or complete loss. Furthermore, if the proceeds from the sale of the vessels are not sufficient to repay both Euromar’s debt obligations and our preferred investment in Euromar LLC, our preferred investment would also incur a partial or complete loss.